General and Administrative Expenses	3 Months Ended
Mar. 31, 2021
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
General and Administrative Expenses
13.	GENERAL AND ADMINISTRATIVE EXPENSES

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	March 31, 2020
Consulting fees	76	48
Filing fees	14	9
General office expenses	17	19
Investor relations	16	3
Management fees	126	116
Professional fees	13	35
Salaries and benefits	-	75
Total	262	305